SEGMENT AND GEOGRAPHIC INFORMATION - Revenue can be split into the following geographical areas (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	€ 66,945	€ 60,836	€ 90,246
Greater China
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	25,702	16,480	16,942
USA
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	19,770	22,207	17,522
Germany
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	4,154	3,819	9,577
EMEA w/o Germany
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	9,841	12,728	24,791
Rest of Asia w/o China
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	7,477	5,551	21,370
Rest of the World
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	€ 2	€ 49	€ 44